UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM N-Q
              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10603

Name of Fund:         Western Asset Premier Bond Fund
Fund Address:         385 East Colorado Boulevard
                               Pasadena, CA 91101

Name and address of agent for service:  Richard M. Wachterman, Esq.
                                        Legg Mason Wood Walker, Incorporated
                                        100 Light Street
                                        Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
Western Asset Premier Bond Fund

September 30, 2004 (Unaudited)
(Amounts in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                      % OF                    MATURITY
                                                   NET ASSETS       RATE        DATE             PAR              VALUE
                                                -----------------------------------------------------------------------------------

Long-Term Securities                                 138.1%

Corporate Bonds and Notes                             85.8%
Advertising                                           0.2%
Vertis Inc.                                                         10.875%   06/15/09            $      250        $      269
                                                                                                            -------------------

Aerospace/Defense                                     2.9%
Armor Holdings, Inc.                                                 8.250%   08/15/13                   360               397
Esterline Technologies Corporation                                   7.750%   06/15/13                   230               246
Northrop Grumman Corporation                                         7.750%   02/15/31                 1,000             1,231
Raytheon Company                                                     6.750%   08/15/07                 1,000             1,094/B/
Raytheon Company                                                     7.200%   08/15/27                 1,000             1,144
TD Funding Corp.                                                     8.375%   07/15/11                   200               214
The Boeing Company                                                   6.125%   02/15/33                   600               630
                                                                                                            -------------------
                                                                                                                         4,956
                                                                                                            -------------------

Apparel                                               0.5%
Oxford Industries, Inc.                                              8.875%   06/01/11                   270               293
Russell Corporation                                                  9.250%   05/01/10                   500               542
                                                                                                            -------------------
                                                                                                                           835
                                                                                                            -------------------

Auto Parts and Equipment                              0.6%
Keystone Automotive Operations Inc.                                  9.750%   11/01/13                   380               408
TRW Automotive                                                      11.000%   02/15/13                   101               120
TRW Automotive                                                       9.375%   02/15/13                   285               326
Tenneco Automotive Inc.                                             10.250%   07/15/13                   230               262
                                                                                                            -------------------
                                                                                                                         1,116
                                                                                                            -------------------

Automotive                                            3.1%
Asbury Automotive Group Inc.                                         9.000%   06/15/12                   405               427
DaimlerChrysler NA Holdings Corp.                                    7.300%   01/15/12                 1,000             1,136
DaimlerChrysler NA Holdings Corp.                                    8.500%   01/18/31                 1,000             1,222
Ford Motor Company                                                   7.450%   07/16/31                 2,700             2,647
                                                                                                            -------------------
                                                                                                                         5,432
                                                                                                            -------------------

Banking and Finance                                   5.6%
Boeing Capital Corporation                                           6.500%   02/15/12                 1,000             1,119
Boeing Capital Corporation                                           5.800%   01/15/13                   400               429
Ford Motor Credit Company                                            6.875%   02/01/06                   400               419
Ford Motor Credit Company                                            7.250%   10/25/11                 1,700             1,840
Fuji JGB Inv LLC                                                     9.870%   06/30/08                   790               927/A,C/
General Motors Acceptance Corporation                                6.125%   02/01/07                   500               525
General Motors Acceptance Corporation                                6.875%   09/15/11                 1,175             1,233
General Motors Acceptance Corporation                                7.000%   02/01/12                 1,500             1,570
Household Finance Corporation                                        4.750%   07/15/13                 1,670             1,653
                                                                                                            -------------------
                                                                                                                         9,715
                                                                                                            -------------------
Banks                                                 0.3%
Washington Mutual Bank FA                                            5.500%   01/15/13                   440               456
                                                                                                            -------------------

Building Materials                                    0.7%
Associated Materials Inc.                                           11.250%   03/01/14                   490               356/A,C/
MMI Products, Inc.                                                  11.250%   04/15/07                   250               252
Nortek Inc.                                                          8.500%   09/01/14                   500               524/A/
                                                                                                            -------------------
                                                                                                                         1,132
                                                                                                            -------------------

Cable                                                 2.3%
Charter Communication Holdings Inc.                                 10.250%   09/15/10                   432               441
Charter Communication Holdings, LLC                                  9.625%   11/15/09                   510               402
Comcast Cable Communications, Inc.                                   6.750%   01/30/11                   500               555
Comcast Corporation                                                  6.500%   01/15/15                   400               432
Comcast Corporation                                                  7.050%   03/15/33                 1,000             1,097
CSC Holdings Inc.                                                    6.750%   04/15/12                   250               251/A/
CSC Holdings Inc.                                                    7.875%   02/15/18                   130               134
CSC Holdings Inc.                                                    7.625%   07/15/18                   253               258
LodgeNet Entertainment Corporation                                   9.500%   06/15/13                   321               350
                                                                                                            -------------------
                                                                                                                         3,920
                                                                                                            -------------------

Chemicals                                             2.2%
FMC Corporation                                                     10.250%   11/01/09                   203               237
Huntsman International LLC                                          10.125%   07/01/09                   250               262
Lyondell Chemical Company                                            9.625%   05/01/07                   230               250
Nalco Company                                                        8.875%   11/15/13                   160               172
The Dow Chemical Company                                             6.000%   10/01/12                 2,500             2,701
Westlake Chemical Corporation                                        8.750%   07/15/11                   194               218
                                                                                                            -------------------
                                                                                                                         3,840
                                                                                                            -------------------
Coal                                                  0.2%
Alpha Natural Resources Corp.                                       10.000%   06/01/12                   350               386/A/
                                                                                                            -------------------

Computers Services and Systems                        1.0%
Electronic Data Systems Corporation                                  7.125%   10/15/09                   700               752
Electronic Data Systems Corporation                                  7.450%   10/15/29                   500               500
International Business Machines Corporation                          4.750%   11/29/12                   240               243
Viasystems, Inc.                                                    10.500%   01/15/11                   260               247
                                                                                                            -------------------
                                                                                                                         1,742
                                                                                                            -------------------

Consumer Cyclical                                     0.1%
Equinox Holdings Inc.                                                9.000%   12/15/09                   250               257
                                                                                                            -------------------

Containers and Packaging                              0.5%
Owens-Brockway Glass Container Inc.                                  8.750%   11/15/12                   330               366
Owens-Illinois, Inc.                                                 7.500%   05/15/10                   100               102
Solo Cup Company                                                     8.500%   02/15/14                   410               404
                                                                                                            -------------------
                                                                                                                           872
                                                                                                            -------------------
Construction Machinery                                0.2%
H&E Equipment Services LLC                                          11.125%   06/15/12                   360               371
                                                                                                            -------------------

Distribution and Wholesale                            0.1%
National Waterworks Inc.                                            10.500%   12/01/12                    60                68
                                                                                                            -------------------

Diversified Financial Services                        2.8%
CIT Group Inc.                                                       7.750%   04/02/12                 1,600             1,894
Citigroup Inc.                                                       6.625%   06/15/32                 1,000             1,095
General Electric Capital Corporation                                 4.250%   01/15/08                   740               759
General Electric Capital Corporation                                 6.000%   06/15/12                   700               769
General Electric Capital Corporation                                 5.450%   01/15/13                   250               265
                                                                                                            -------------------
                                                                                                                         4,782
                                                                                                            -------------------
Diversified Services                                  1.4%
Loews Corporation                                                    3.125%   09/15/07                 2,500             2,447/D/
                                                                                                            -------------------

Drug & Grocery Store Chains                           0.3%

Safeway Inc.                                                         5.800%   08/15/12                   500               524
                                                                                                            -------------------

Electric                                              8.0%
American Electric Power Company, Inc.                                6.125%   05/15/06                   750               786
Dominion Resources, Inc.                                             5.700%   09/17/12                   770               810
Duke Energy Corporation                                              6.250%   01/15/12                   250               272
Exelon Generation Company LLC                                        6.950%   06/15/11                 2,000             2,260
FirstEnergy Corp.                                                    5.500%   11/15/06                   750               781
FirstEnergy Corp.                                                    6.450%   11/15/11                   610               665
FirstEnergy Corp.                                                    7.375%   11/15/31                 1,790             2,010
MidAmerican Energy Holdings Company                                  5.875%   10/01/12                   250               264
Niagra Mohawk Power Corporation                                      7.750%   10/01/08                 1,500             1,707
Oncor Electric Delivery Company                                      7.000%   09/01/22                   250               282
Orion Power Holdings, Inc.                                          12.000%   05/01/10                   500               625
Progress Energy, Inc.                                                7.100%   03/01/11                   250               282
Progress Energy, Inc.                                                6.850%   04/15/12                   750               838
The AES Corporation                                                  9.000%   05/15/15                   850               958/A/
The Cleveland Electric Illuminating Company                          5.650%   12/15/13                 1,250             1,293
                                                                                                            -------------------
                                                                                                                        13,833
                                                                                                            -------------------

Energy                                                0.7%
Calpine Generation Co.                                              11.500%   04/01/11                   380               332/A/
Midwest Generation LLC                                               8.750%   05/01/34                   255               278
Nevada Power Company                                                 6.500%   04/15/12                   250               258/A/
NRG Energy, Inc.                                                     8.000%   12/15/13                   375               402/A/
                                                                                                            -------------------
                                                                                                                         1,270
                                                                                                            -------------------
Entertainment                                         0.4%
Cinemark, Inc.                                                       9.750%   03/15/14                   330               227/C/
LCE Acquisition Corp.                                                9.000%   08/01/14                   160               165/A/
Six Flags, Inc.                                                      9.750%   04/15/13                    80                76
Warner Music Group                                                   7.375%   04/15/14                   210               217/A/
                                                                                                            -------------------
                                                                                                                           685
                                                                                                            -------------------

Environmental Services                                1.7%
Allied Waste North America Incorporated                              7.375%   04/15/14                   140               135
Waste Management, Inc.                                               7.375%   05/15/29                 2,000             2,297
Waste Management, Inc.                                               7.750%   05/15/32                    40                49
Waste Services, Inc.                                                 9.500%   04/15/14                   440               418/A/
                                                                                                            -------------------
                                                                                                                         2,899
                                                                                                            -------------------

Food, Beverage and Tobacco                            3.2%
Altria Group, Inc.                                                   7.000%   11/04/13                   250               261
Altria Group, Inc.                                                   7.750%   01/15/27                 1,000             1,056
Kraft Foods Inc.                                                     5.250%   10/01/13                   400               407
Nabisco Incorporated                                                 7.550%   06/15/15                 1,500             1,794
R.J. Reynolds Tobacco Holdings, Inc.                                 7.750%   05/15/06                 2,000             2,080
                                                                                                            -------------------
                                                                                                                         5,598
                                                                                                            -------------------

Gaming                                                1.3%
Ameristar Casinos, Inc.                                             10.750%   02/15/09                   500               567
Inn of The Mountain Gods                                            12.000%   11/15/10                   400               458
Isle of Capri Casinos, Inc.                                          9.000%   03/15/12                   250               277
Pinnacle Entertainment, Inc.                                         9.250%   02/15/07                   250               256
Premier Entertainment Biloxi LLC                                    10.750%   02/01/12                   187               197
Station Casinos, Inc.                                                6.875%   03/01/16                   120               123
Wynn Las Vegas, LLC                                                 12.000%   11/01/10                   335               419
                                                                                                            -------------------
                                                                                                                         2,297
                                                                                                            -------------------

Gas and Pipeline Utilities                            3.8%

Duke Energy Field Services Corporation LLC                           7.875%   08/16/10                   750               883
Dynegy Holdings Inc.                                                 8.750%   02/15/12                 1,500             1,560
Kinder Morgan Energy Partners, L.P.                                  7.125%   03/15/12                   500               570
Pacific Energy Partners LP/Pacific Energy
Finance Corp.                                                        7.125%   06/15/14                   140               152/A/
Panhandle Eastern Pipe Line Company                                  4.800%   08/15/08                   400               410
Texas Eastern Transmission                                           5.250%   07/15/07                   750               780
The Williams Companies, Inc.                                         7.500%   01/15/31                   902               907
The Williams Companies, Inc.                                         8.750%   03/15/32                 1,200             1,341
                                                                                                            -------------------
                                                                                                                         6,603
                                                                                                            -------------------
Healthcare                                            0.5%
Fresenius Medical Care Capital Trust II                              7.875%   02/01/08                   250               273
Tenet Healthcare Corporation                                         9.875%   07/01/14                   503               526/A/
                                                                                                            -------------------
                                                                                                                           799
                                                                                                            -------------------

Home Building                                         0.5%
Atrium Companies, Inc.                                              10.500%   05/01/09                   500               525
D.R. Horton, Inc.                                                    8.500%   04/15/12                   260               294
                                                                                                            -------------------
                                                                                                                           819
                                                                                                            -------------------
Investment Banking/Brokerage                          4.5%
Credit Suisse First Boston, USA                                      6.500%   01/15/12                 1,125             1,250
JPMorgan Chase & Co.                                                 5.750%   01/02/13                 1,750             1,863
JPMorgan Chase & Co.                                                 5.125%   09/15/14                 1,300             1,307
Morgan Stanley Dean Witter & Co.                                     6.600%   04/01/12                 1,500             1,673
Refco Finance Holdings LLC                                           9.000%   08/01/12                   250               267/A/
The Goldman Sachs Group, Inc.                                        6.600%   01/15/12                 1,200             1,340
                                                                                                            -------------------
                                                                                                                         7,700
                                                                                                            -------------------
Machinery                                             0.8%
Case New Holland Incorporated                                        9.250%   08/01/11                   400               448/A/
Joy Global Inc.                                                      8.750%   03/15/12                   330               373
Terex Corporation                                                   10.375%   04/01/11                   500               565
                                                                                                            -------------------
                                                                                                                         1,386
                                                                                                            -------------------
Manufacturing (Diversified)                           2.3%
American Achievement Corp.                                           8.250%   04/01/12                   200               210
Ames True Temper Inc.                                               10.000%   07/15/12                   250               255/A/
Eastman Kodak Co.                                                    7.250%   11/15/13                   850               937
Interface, Inc.                                                     10.375%   02/01/10                   400               454
Jacuzzi Brands, Incorporated                                         9.625%   07/01/10                   445               492
Koppers Inc.                                                         9.875%   10/15/13                   380               420
Leiner Health Products Inc.                                         11.000%   06/01/12                   210               223/A/
Norcraft Companies, L.P.                                             9.000%   11/01/11                   370               403/A/
Norcraft Holdings L.P.                                               9.750%   09/01/12                   160               116/A,C/
Rayovac Corporation                                                  8.500%   10/01/13                   220               239
Samsonite Corporation                                                8.875%   06/01/11                   230               240/A/
                                                                                                            -------------------
                                                                                                                         3,989
                                                                                                            -------------------
Materials and Basic Industry                          0.1%
Hexcel Corporation                                                   9.875%   10/01/08                   169               189
                                                                                                            -------------------

Media                                                 3.4%

AOL Time Warner Inc.                                                 6.150%   05/01/07                   250               266
AOL Time Warner Inc.                                                 6.875%   05/01/12                 1,400             1,562
AOL Time Warner Inc.                                                 7.700%   05/01/32                 1,150             1,337
Liberty Media Corporation                                            2.610%   09/17/06                   200               202/E/
Liberty Media Corporation                                            3.750%   02/15/30                 1,860             1,232/D/
News America Holdings Incorporated                                   6.625%   01/09/08                   300               327
News America Holdings Incorporated                                   8.875%   04/26/23                   400               515
Paxson Communications Corporation                                   10.750%   07/15/08                   500               502
                                                                                                            -------------------
                                                                                                                         5,943
                                                                                                            -------------------
Medical Care Facilities                               0.7%
AmeriPath, Inc.                                                     10.500%   04/01/13                   250               255
Ardent Health Services                                              10.000%   08/15/13                   330               333
Extendicare Health Services, Inc.                                    9.500%   07/01/10                   500               561
                                                                                                            -------------------
                                                                                                                         1,149
                                                                                                            -------------------
Metals and Mining                                     0.7%
AK Steel Corp                                                        7.750%   06/15/12                   250               244
Alcoa Inc.                                                           5.375%   01/15/13                   750               788
Century Aluminum Company                                             7.500%   08/15/14                   240               253/A/
                                                                                                            -------------------
                                                                                                                         1,285
                                                                                                            -------------------

Office Equipment                                      0.1%
Xerox Corporation                                                    6.875%   08/15/11                    60                63
Xerox Corporation                                                    7.625%   06/15/13                   130               140
                                                                                                            -------------------
                                                                                                                           203
                                                                                                            -------------------
Oil and Gas                                           7.0%
Amerada Hess Corporation                                             7.300%   08/15/31                 1,700             1,853
Belden & Blake Corporation                                           8.750%   07/15/12                   300               320/A/
ConocoPhillips                                                       4.750%   10/15/12                 1,000             1,014
Devon Energy Corporation                                             7.950%   04/15/32                 1,000             1,241
Devon Finance Corp. ULC                                              6.875%   09/30/11                 2,000             2,257
El Paso CPG Co.                                                      6.375%   02/01/09                   333               320
El Paso CPG Co.                                                      7.750%   06/15/10                 1,496             1,496
El Paso Corporation                                                  7.625%   07/15/11                   500               493
El Paso Corporation                                                  7.875%   06/15/12                   190               189
El Paso Production Holding Company                                   7.750%   06/01/13                    80                80
Evergreen Resources, Inc.                                            5.875%   03/15/12                   270               278
Ferrellgas Partners LP                                               8.750%   06/15/12                    40                44
Ferrellgas Partners LP                                               6.750%   05/01/14                   130               133
Hanover Compressor Company                                           8.625%   12/15/10                   100               108
Occidental Petroleum Corporation                                     6.750%   01/15/12                   500               567
Parker Drilling Company                                             10.125%   11/15/09                   104               110
Parker Drilling Company                                              6.540%   09/01/10                   200               200/A,E/
Plains Exploration & Production Company                              7.125%   06/15/14                   190               204/A/
Suburban Propane Partners LP                                         6.875%   12/15/13                   250               258
Valero Energy Corporation                                            7.500%   04/15/32                   400               468
Vintage Petroleum, Inc.                                              7.875%   05/15/11                   500               535
                                                                                                            -------------------
                                                                                                                        12,168
                                                                                                            -------------------

Paper and Forest Products                             2.7%
Georgia-Pacific Corp.                                                9.500%   12/01/11                   240               297
Georgia-Pacific Corp.                                                9.375%   02/01/13                   240               283
Georgia-Pacific Corp.                                                8.875%   05/15/31                   262               318
MeadWestvaco Corporation                                             6.850%   04/01/12                   500               557
Weyerhaeuser Company                                                 6.750%   03/15/12                 1,900             2,131
Weyerhaeuser Company                                                 7.375%   03/15/32                 1,000             1,147
                                                                                                            -------------------
                                                                                                                         4,733
                                                                                                            -------------------

Publishing                                            0.3%
Dex Media East LLC                                                   9.875%   11/15/09                   250               288
Dex Media East LLC                                                  12.125%   11/15/12                   122               152
PRIMEDIA Inc.                                                        6.615%   05/15/10                   150               151/A,E/
                                                                                                            -------------------
                                                                                                                           591
                                                                                                            -------------------
Rental Auto/Equipment                                 0.2%
NationsRent Inc.                                                     9.500%   10/15/10                   340               369
                                                                                                            -------------------

Retail                                                0.5%
Hollywood Entertainment Corporation                                  9.625%   03/15/11                   375               401
Stater Bros. Holdings Inc.                                           5.060%   06/15/10                   170               173/A,E/
Toys "R" Us, Inc.                                                    7.875%   04/15/13                   240               239
                                                                                                            -------------------
                                                                                                                           813
                                                                                                            -------------------
Retail (Food Chains)                                  0.2%
Domino's Inc.                                                        8.250%   07/01/11                   278               301
                                                                                                            -------------------

Special Purpose                                       1.5%
Air 2 U.S. Series A                                                  8.027%   10/01/19                   305               254/A/
Huntsman Advanced Materials LLC                                     11.000%   07/15/10                    90               104/A/
Milacron Escrow Corp.                                               11.500%  05/15/2011                  290               307/A/
Rainbow National Services LLC                                        8.750%   09/01/12                   100               104/A/
Rainbow National Services LLC                                       10.375%   09/01/14                   250               262/A/
River Rock Entertainment                                             9.750%   11/01/11                   230               242
Sensus Metering Systems                                              8.625%   12/15/13                   240               245
UGS Corp.                                                           10.000%   06/01/12                   240               262/A/
UCAR Finance Inc.                                                   10.250%   02/15/12                   500               573
WII Components, Inc.                                                10.000%   02/15/12                   250               243
                                                                                                            -------------------
                                                                                                                         2,596
                                                                                                            -------------------

Storage Facilities                                    0.2%
Mobile Mini, Inc.                                                    9.500%   07/01/13                   319               354
                                                                                                            -------------------
Telecommunications                                    6.0%
Alamosa Delaware Inc.                                               11.000%   07/31/10                   319               361
AT&T Corp.                                                           8.050%   11/15/11                 1,000             1,119
BellSouth Corporation                                                6.000%   10/15/11                 1,000             1,089
Cincinnati Bell Inc.                                                 7.250%   07/15/13                   129               124
Cincinnati Bell Inc.                                                 8.375%   01/15/14                   430               392
Citizens Communications Company                                      8.500%   05/15/06                   250               268
GTE Hawaiian Telephone Company, Incorporated                         7.000%   02/01/06                    80                83
GTE Hawaiian Telephone Company, Incorporated                         7.375%   09/01/06                    60                62
Insight Midwest LP/Insight Capital Inc.                             10.500%   11/01/10                   220               241
Qwest Capital Funding, Inc.                                          7.750%   02/15/31                 1,000               765
Qwest Communications International Inc.                              7.250%   02/15/11                   500               474/A/
Qwest Corporation                                                    7.875%   09/01/11                   390               405/A/
Qwest Services Corp                                                 14.000%   12/15/10                    10                12/A/
SBC Communications Inc.                                              6.250%   03/15/11                 1,000             1,097/B/
Sprint Capital Corporation                                           6.000%   01/15/07                 1,500             1,588
Sprint Capital Corporation                                           8.375%   03/15/12                 1,450             1,756
TCI Communications, Inc.                                             9.650%   03/31/27                   500               586
                                                                                                            -------------------
                                                                                                                        10,422
                                                                                                            -------------------
Telecommunications (Cellular/Wireless)                2.1%
AT&T Wireless Services, Inc.                                         7.500%   05/01/07                   500               551
AT&T Wireless Services, Inc.                                         8.125%   05/01/12                   500               604
Centennial Communications Corporation                                8.125%   02/01/14                   390               372/A/
Cingular Wireless LLC                                                6.500%   12/15/11                   250               278
Motorola, Inc.                                                       7.625%   11/15/10                   400               468
Nextel Communications, Inc.                                          5.250%   01/15/10                   290               289/D/
Nextel Communications, Inc.                                          7.375%   08/01/15                   160               172
Rural Cellular Corporation                                           8.250%   03/15/12                   200               203/A/
SBA Communications Corp.                                             9.750%   12/15/11                   340               275/C/
US Unwired Inc.                                                     10.000%   06/15/12                   210               218
Verizon Wireless Capital LLC                                         5.375%   12/15/06                   250               262
                                                                                                            -------------------
                                                                                                                         3,692
                                                                                                            -------------------

Transportation                                        7.4%
Continental Airlines, Inc.                                           7.373%   12/15/15                   111                87
Continental Airlines, Inc.                                           8.048%   11/01/20                   810               790
Delta Airlines, Inc.                                                 6.718%   01/02/23                 3,328             3,420
GulfMark Offshore, Inc.                                              7.750%   07/15/14                   270               273/A/
Horizon Lines, LLC                                                   9.000%   11/01/12                   190               200/A/
Kansas City Southern Railway                                         9.500%   10/01/08                   275               301
Union Pacific Corporation                                            6.125%   01/15/12                 2,000             2,160
United Air Lines, Inc.                                               7.783%   01/01/14                   643               528
US Airways, Inc. Escrow                                              0.000%   01/01/07                 1,900                 -/F/
US  Airways, Inc. Series 89A2                                        9.820%   01/01/13                   470               111/G/
US  Airways, Inc. Series 93A3                                       10.375%   03/01/13                   236                69/G/
US  Airways, Inc. Series 98-1                                        6.850%   01/30/18                   646               590
US  Airways, Inc. Series 99-1                                        8.360%   01/20/19                 4,396             4,245
                                                                                                            -------------------
                                                                                                                        12,774
                                                                                                            -------------------

Total Corporate Bonds and Notes
(Identified Cost---($138,938)                                                                                          148,580
-------------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities                               11.5%
Fixed Rate Securities                                 9.2%

ACE 2002-M Trust                                                     0.000%   10/13/17                   312                 6/A,F/
Banagricola DPR Funding                                              2.910%   03/15/10                 2,293             2,287/A,E/
BankAmerica Manufactured Housing Contract 1997-2                     6.900%   04/10/28                   100               111
Captiva CBO 1997-1 Ltd.                                              6.860%   11/30/09                   583               583/A/
Conseco Finance Securitizations Corp. 2002-1                         6.681%   12/01/33                 1,742             1,833
Conseco Recreational Enthusiast Consumer Trust 2000-A                8.480%   11/15/20                 1,500             1,520
Contimortgage Home Equity Loan Trust 1997-4                          7.330%   10/15/28                   797               628
Contimortgage Home Equity Loan Trust 1998-3                          8.250%   10/15/29                 1,980               990
Green Tree Financial Corporation 1992-2                              9.150%   01/15/18                 1,035               933
Green Tree Financial Corporation 1993-1                              8.450%   04/15/18                 1,250             1,210
Green Tree Financial Corporation 1999-4                              6.970%   05/01/31                 1,067             1,104
Mutual Fund Fee 2000-3                                               9.070%   06/30/08                 3,137             1,016
Pegasus Aviation Lease Securitization 2000-1                         8.370%   03/25/30                 1,300               828/A/
Saxson Asset Securities Trust 2000-2                                 8.370%   07/25/30                 2,000             2,047
Vanderbilt Mortgage Finance 1997-B                                   8.155%   10/07/26                   750               753
                                                                                                            -------------------
                                                                                                                        15,849
                                                                                                            -------------------
Floating Rate Securities                              2.1%
Countrywide Asset-Backed Certificates 2004-BC2                       1.920%   09/25/27                   893               893/E/
Korea Asset Funding Ltd. 2000-1A                                     3.941%   02/10/09                    27               27/A,E,H/
Residential Asset Securities Corporation                                                                                       E/
2001-KS3                                                             2.070%   09/25/31                 2,691             2,692/
                                                                                                            -------------------
                                                                                                                         3,612
                                                                                                            -------------------

Stripped Securities                                   0.2%
Bayview Financial Acquisition Trust 2002-FA                          5.500%   06/25/05                 3,333               106/A,I/
Oakwood Mortgage Investors Inc. 2002-C                               6.000%   08/15/10                 1,040               203/I/
                                                                                                            -------------------
                                                                                                                           309
                                                                                                            -------------------
Total Asset-Backed Securities
(Identified Cost---$20,228)                                                                                             19,770
-------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                            4.3%
Fixed Rate Securities                                 3.6%
Asset Securization Corporation 1996-D2                               6.920%   02/14/29                   539               563
Commercial Mortgage Acceptance Corporation 1997-ML1                  6.570%   12/15/30                 1,250             1,347
Commercial Mortgage Acceptance Corporation 1997-ML1                  6.735%   12/15/30                 1,675             1,807
Enterprise Mortgage Acceptance Company 1998-1                        6.110%   01/15/25                    84                83/A/
Enterprise Mortgage Acceptance Company 1999-1                        6.420%   10/15/25                   421               181/A/
GMAC Commercial Mortgage Security Inc. 1998-C1                       6.700%   05/15/30                   631               689
GMAC Commercial Mortgage Security Inc. 1998-C1                       6.974%   05/15/30                 1,000             1,066
Nomura Asset Securities Corporation 1996-MD5                         7.120%   04/13/39                   520               551
                                                                                                            -------------------
                                                                                                                         6,287
                                                                                                            -------------------

Floating Rate Securities                              0.6%
Blackrock Capital Finance LP 1997-R2                                 5.844%   12/25/35                 1,480             1,029/A/
                                                                                                            -------------------

Stripped Securities                                   0.1%
LB-UBS Commercial Mortgage Trust 2001-C3                             1.214%   06/15/36                 3,204               164/A,I/
                                                                                                            -------------------
Total Mortgage-Backed Securities
(Identified Cost---$7,435)                                                                                               7,480
-------------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities 3.0%
Indexed Securities
United States Treasury Inflation-Protected
Security                                                             1.875%   07/15/13                 5,000             5,244/J/
                                                                                                            -------------------
Total U.S. Government Securities
(Identified Cost---$5,013)                                                                                               5,244
-------------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /H/                                      33.4%
Aerospace/Defense                                     0.2%
Systems 2001 Asset Trust                                             6.664%   09/15/13                   286               318/A/
                                                                                                            -------------------

Cable                                                 0.3%
Kabel Deutschland GmbH                                              10.625%   07/01/14                   390               425/A/
                                                                                                            -------------------

Chemicals                                             0.5%
Rhodia SA                                                           10.250%   06/01/10                   340               352
Rhodia SA                                                            8.875%   06/01/11                   584               508
                                                                                                            -------------------
                                                                                                                           860
                                                                                                            -------------------
Electric                                              1.1%
Hydro-Quebec                                                         6.300%   05/11/11                 1,700             1,905
                                                                                                            -------------------

Energy                                                1.2%
Calpine Canada Power Ltd.                                            8.500%   05/01/08                   500               345
North America Energy Partners                                        8.750%   12/01/11                   100                98/A/
Petroliam Nasional Berhad                                            7.750%   08/15/15                 1,410             1,698/A/
                                                                                                            -------------------
                                                                                                                         2,141
                                                                                                            -------------------

Food, Beverage and Tobacco                            1.0%
Bavaria S.A.                                                         8.875%   11/01/10                 1,550             1,637/A/
                                                                                                            -------------------

Foreign Government                                    17.9%
Dominican Republic                                                   9.500%   09/27/06                   370               316/A/
Federative Republic of Brazil                                       14.500%   10/15/09                 2,120             2,735
Federative Republic of Brazil                                       12.000%   04/15/10                   800               953
Federative Republic of Brazil                                        2.125%   04/15/12                   565               523/E/
Federative Republic of Brazil                                        8.000%   04/15/14                 1,419             1,403
Federative Republic of Brazil                                       12.750%   01/15/20                   280               355
Federative Republic of Brazil                                       11.000%   08/17/40                 1,100             1,233
Morocco A Loan Participation Note                                    2.781%   01/02/09                   257               253/E/
Republic of Bulgaria                                                 8.250%   01/15/15                 2,823             3,479/A/
Republic of Colombia                                                11.750%   02/25/20                 2,090             2,555
Republic of Honduras                                                 1.505%   10/01/11                   250               243/E/
Republic of Panama                                                   9.625%   02/08/11                 1,420             1,629
Republic of Panama                                                  10.750%   05/15/20                 1,020             1,224
Republic of Panama                                                   9.375%   01/16/23                   340               371
Republic of Peru                                                     5.000%   03/07/17                 3,139             2,888/C/
Republic of Peru                                                     8.750%   11/21/33                   520               516
Russian Federation                                                   8.250%   03/31/10                   330               359
Russian Federation                                                   5.000%   03/31/30                 6,170             5,931/C/
Russian Ministry of Finance                                          3.000%   05/14/06                    10                10
United Mexican States                                               11.500%   05/15/26                 2,700             4,064
                                                                                                            -------------------
                                                                                                                        31,040
                                                                                                            -------------------
Insurance                                             0.8%
Residential Reinsurance LTD                                          6.690%   06/01/05                   300               291/A,E/
XL Capital Finance (Europe) plc                                      6.500%   01/15/12                 1,000             1,098
                                                                                                            -------------------
                                                                                                                         1,389
                                                                                                            -------------------

Manufacturing (Diversified)                           2.3%
Tyco International Group SA                                          6.375%  10/15/2011                1,000             1,106
Tyco International Group SA                                          6.875%  01/15/2029                2,615             2,931
                                                                                                            -------------------
                                                                                                                         4,037
                                                                                                            -------------------
Metals and Mining                                     0.2%
Ispat Inland Inc.                                                    9.750%   04/01/14                   350               386
                                                                                                            -------------------

Oil and Gas                                           1.6%
Anadarko Finance Company                                             6.750%   05/01/11                   750               849
Anadarko Finance Company                                             7.500%   05/01/31                 1,000             1,223
Gaz Capital SA                                                       8.625%   04/28/34                   210               223/A/
Morgan Stanley Bank AG (OAO Gazprom)                                 9.625%   03/01/13                    70                78
Western Oil Sands Inc.                                               8.375%   05/01/12                   332               383
                                                                                                            -------------------
                                                                                                                         2,756
                                                                                                            -------------------
Paper and Forest Products                             0.2%
Abitibi-Consolidated Inc.                                            8.550%   08/01/10                   140               150
Abitibi-Consolidated Inc.                                            5.380%   06/15/11                   230               232/E/
                                                                                                            -------------------
                                                                                                                           382
                                                                                                            -------------------
Services                                              0.3%
Compagnie Generale de Geophysique SA                                10.625%   11/15/07                   500               530
                                                                                                            -------------------

Special Purposes                                      3.7%
Arcel Finance Limited                                                5.984%   02/01/09                 1,061             1,110/A/
Burlington Resources Finance                                         7.400%   12/01/31                   450               544
Deutsche Telekom International Finance                               5.250%   07/22/13                   600               614
Inmarsat Finance PLC                                                 7.625%   06/30/12                   330               328/A/
Petrozuata Finance, Inc.                                             8.220%   04/01/17                 3,380             3,329/A/
UFJ Finance Aruba AEC                                                6.750%   07/15/13                   500               554
                                                                                                            -------------------
                                                                                                                         6,479
                                                                                                            -------------------

Telecommunications                                    0.9%
Axtel SA                                                            11.000%   12/15/13                   340               349
France Telecom SA                                                    8.500%   03/01/31                   600               796
Innova S. de R.L                                                     9.375%   09/19/13                   320               348
Nortel Networks LTD                                                  6.125%   02/15/06                   120               122
                                                                                                            -------------------
                                                                                                                         1,615
                                                                                                            -------------------
Telecommunications (Cellular/Wireless)                0.2%
Rogers Wireless Communications Inc.                                  9.625%   05/01/11                    60                67
Vodaphone Group PLC                                                  7.750%   02/15/10                   250               293
                                                                                                            -------------------
                                                                                                                           360
                                                                                                            -------------------

Transportation                                        1.0%
Canadian Pacific Railway                                             6.250%   10/15/11                 1,000             1,103
Grupo Transportacion Ferroviaria Mexicana, S.A                                                                                 C/
de C.V                                                              11.750%   06/15/09                   350               354/
OMI Corporation                                                      7.625%   12/01/13                   190               195
                                                                                                            -------------------
                                                                                                                         1,652
                                                                                                            -------------------
Total Yankee Bonds
(Identified Cost---$51,237)                                                                                             57,912
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                      0.1%

Rural Cellular Corporation                                                                          .111 shs                93/K/
                                                                                                            -------------------
Total Preferred Stocks
 (Identified Cost---$103)                                                                                                   93
-------------------------------------------------------------------------------------------------------------------------------
Warrants                                              N.M.
American Tower                                                                                     0.251 wts                47
                                                                                                            -------------------
Total Warrants
 (Identified Cost---$16)                                                                                                    47
-------------------------------------------------------------------------------------------------------------------------------

Total Long-Term Securities
 (Identified Cost---$222,970)                                                                                          239,126
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Security                                   0.6%
Repurchase Agreement
Lehman Brothers
   1.86%, dated 09/30/04, to be repurchased at $951 on 10/01/04
   (Collateral:  Federal National Mortgage Association notes,
    due 01/15/30, value $956)                                                                            951               951
                                                                                                           -------------------
Total Short-Term Security
 (Identified Cost---$951)                                                                                                  951
-------------------------------------------------------------------------------------------------------------------------------
Total Investments                                    138.7%
  (Identified Cost---$223,921)                                                                                         240,077

Other Assets Less Liabilities                         2.9%                                                               5,082

Liquidation Value of Preferred Shares                -41.6%                                                            (72,000)
                                                                                                            -------------------
Net Assets Applicable to Common Shareholders         100.0%                                                       $    173,159
                                                                                                            ===================

                                                                                               ACTUAL
                                                                             EXPIRATION        CONTRACTS          DEPRECIATION
                                                                           ----------------------------------------------------
Futures Contracts Written
U.S. Treasury Bond Futures                                                    Dec 2004           245              $      (203)
                                                                                                            ===================


     /A/ Rule 144a Security - A security purchased pursuant tp Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 17.8% of net assets applicable to common shareholders.

     /B/ Collateral to cover futures.

     /C/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.

     /D/ Convertible Bond - Bond may be converted into the issuer's common stock.

     /E/ Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of September 30, 2004.

     /F/ Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

     /G/ Bond in default as of September 30, 2004.

     /H/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

     /I/ Stripped Security - Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.

     /J/ Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.

     /K/ Pay-in-kind Security - Dividend income is paid with additional shares instead of receiving cash.

     N.M.-Not meaningful

Security Valuation

     Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund's Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund's Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Futures and Swap Agreements
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement proce established by the board of trade or excahnge on which the are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the dailt fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

     (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:  /s/ James W. Hirschmann
---------------------------------

James W. Hirschmann
President, Western Asset Premier Bond Fund
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Hirschmann
-------------------------------

James W. Hirschmann
President, Western Asset Premier Bond Fund
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer,
Western Asset Premier Bond Fund
Date:  November 22, 2004